Selling, General And Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2016
Selling, General And Administrative Expenses [Abstract]
Schedule Of Selling, General And Administrative Expenses

Selling, general and administrative expenses consisted of the following for the years ended December 31, 2016,  2015 and 2014:

	Year Ended December 31,
	2016	2015	2014
Personnel expenses	$149,505	$161,967	$130,254
Share-based compensation	102,843	100,162	68,152
Travel expenses	21,201	23,090	17,501
Professional services	30,983	42,921	32,359
Office expenses	20,703	26,989	21,678
Directors' expenses	3,051	2,780	3,441
Other expenses	22,726	23,399	26,507
	$351,012	$381,308	$299,892